UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (61.3%)(a)
			Shares	Value

Basic materials (2.0%)

Alcoa Corp.(NON)			3,329	$149,672

Archer-Daniels-Midland Co.			592	25,684

CF Industries Holdings, Inc.			6	226

DowDuPont, Inc.			10,893	693,980

FMC Corp.			819	62,396

Fortune Brands Home & Security, Inc.			6,649	391,560

Iluka Resources, Ltd. (Australia)			26,131	213,868

Monsanto Co.			1,055	123,108

PPG Industries, Inc.			361	40,288

Sherwin-Williams Co. (The)			1,655	648,959

Summit Materials, Inc. Class A			9,860	298,561

W.R. Grace & Co.			1,636	100,172

				2,748,474
Capital goods (5.9%)

AO Smith Corp.			1,278	81,268

Ball Corp.			4,811	191,045

Boeing Co. (The)			2,397	785,928

Caterpillar, Inc.			5,619	828,128

Deere & Co.			1,548	240,435

Dover Corp.			3,993	392,192

Emerson Electric Co.			12,285	839,066

Fortive Corp.			10,105	783,340

Honeywell International, Inc.			5,729	827,898

KION Group AG (Germany)			4,689	437,581

L3 Technologies, Inc.			1,127	234,416

Northrop Grumman Corp.			1,511	527,520

Raytheon Co.			4,524	976,370

Roper Technologies, Inc.			2,472	693,866

Waste Connections, Inc.			4,597	329,789

				8,168,842
Communication services (2.3%)

American Tower Corp.(R)			4,788	695,888

AT&T, Inc.			18,773	669,257

Charter Communications, Inc. Class A(NON)			2,219	690,597

Comcast Corp. Class A			15,750	538,178

DISH Network Corp. Class A(NON)			3,594	136,177

Verizon Communications, Inc.			10,777	515,356

				3,245,453
Computers (2.5%)

Apple, Inc.			17,475	2,931,956

RealPage, Inc.(NON)			11,471	590,757

				3,522,713
Conglomerates (0.6%)

Danaher Corp.			8,709	852,698

				852,698
Consumer cyclicals (7.1%)

Advance Auto Parts, Inc.			1,979	234,610

Amazon.com, Inc.(NON)			1,756	2,541,529

Booking Holdings, Inc.(NON)			515	1,071,401

Burlington Stores, Inc.(NON)			1,599	212,907

Ecolab, Inc.			482	66,068

Hilton Worldwide Holdings, Inc.			5,952	468,780

Home Depot, Inc. (The)			7,859	1,400,788

Kimberly-Clark Corp.			3,229	355,610

Live Nation Entertainment, Inc.(NON)			7,024	295,991

Mastercard, Inc. Class A			3,405	596,420

NIKE, Inc. Class B			3,729	247,755

O'Reilly Automotive, Inc.(NON)			1,225	303,041

PayPal Holdings, Inc.(NON)			3,441	261,069

PearlAbyss Corp. (South Korea)(NON)			769	163,554

TJX Cos., Inc. (The)			5,410	441,240

Total System Services, Inc.			1,992	171,830

Walmart, Inc.			4,460	396,806

Walt Disney Co. (The)			1,510	151,664

Wynn Resorts, Ltd.			2,556	466,112

				9,847,175
Consumer staples (5.2%)

Chipotle Mexican Grill, Inc.(NON)			1,085	350,574

Church & Dwight Co., Inc.			5,344	269,124

Constellation Brands, Inc. Class A			779	177,550

Costco Wholesale Corp.			2,976	560,768

Delivery Hero Holding GmbH (Germany)(NON)			1,702	82,372

Dr. Pepper Snapple Group, Inc.			3,692	437,059

Kraft Heinz Co. (The)			10,614	661,146

Kroger Co. (The)			16,970	406,262

McCormick & Co., Inc. (non-voting shares)(S)			5,290	562,803

Molson Coors Brewing Co. Class B			6,948	523,393

Monster Beverage Corp.(NON)			3,633	207,844

PepsiCo, Inc.			8,783	958,664

Pinnacle Foods, Inc.			4,287	231,927

Procter & Gamble Co. (The)			10,791	855,510

Restaurant Brands International, Inc. (Canada)			4,113	234,112

Walgreens Boots Alliance, Inc.			5,689	372,459

Yum China Holdings, Inc. (China)			8,112	336,648

				7,228,215
Electronics (2.7%)

Broadcom, Ltd.			2,588	609,862

NXP Semiconductor NV(NON)			2,901	339,417

ON Semiconductor Corp.(NON)			26,653	651,932

Orbotech, Ltd. (Israel)(NON)			10,177	632,806

Qualcomm, Inc.			12,108	670,904

Rockwell Automation, Inc.			958	166,884

Texas Instruments, Inc.			6,226	646,819

				3,718,624
Energy (3.6%)

Anadarko Petroleum Corp.			5,851	353,459

Cairn Energy PLC (United Kingdom)(NON)			59,753	172,950

Cenovus Energy, Inc. (Canada)			97,259	828,138

ConocoPhillips			10,307	611,102

EOG Resources, Inc.			2,677	281,808

Exxon Mobil Corp.			12,212	911,137

Noble Energy, Inc.			7,801	236,370

ONEOK, Inc.			849	48,325

Pioneer Natural Resources Co.			2,239	384,615

Seven Generations Energy, Ltd. Class A, (Canada)(NON)			20,170	250,491

Suncor Energy, Inc. (Canada)			9,248	319,357

Total SA (France)			9,040	513,776

Williams Cos., Inc. (The)			1,638	40,721

				4,952,249
Financials (10.1%)

American International Group, Inc.			14,291	777,716

Assured Guaranty, Ltd.			18,829	681,610

Bank of America Corp.			69,969	2,098,370

BlackRock, Inc.			1,526	826,665

Chubb, Ltd.			4,500	615,465

Citigroup, Inc.			16,957	1,144,598

E*Trade Financial Corp.(NON)			17,876	990,509

Gaming and Leisure Properties, Inc.(R)			12,557	420,283

Goldman Sachs Group, Inc. (The)			3,928	989,306

Intercontinental Exchange, Inc.			5,984	433,960

Invesco, Ltd.			12,123	388,057

Investment Technology Group, Inc.			16,482	325,355

JPMorgan Chase & Co.			9,942	1,093,322

KKR & Co. LP			28,844	585,533

Oportun Financial Corp. (acquired 6/23/15, cost $42,371) (Private)(F)(RES)(NON)			14,867	31,877

Prudential PLC (United Kingdom)			37,013	925,226

SunTrust Banks, Inc.			10,445	710,678

Visa, Inc. Class A			8,536	1,021,076

				14,059,606
Health care (7.6%)

AbbVie, Inc.			2,981	282,152

Alexion Pharmaceuticals, Inc.(NON)			2,791	311,085

Amgen, Inc.			2,985	508,883

Baxter International, Inc.			5,713	371,574

Becton Dickinson and Co.			4,375	948,063

Biogen, Inc.(NON)			899	246,164

Boston Scientific Corp.(NON)			23,181	633,305

Bristol-Myers Squibb Co.			9,560	604,670

Dentsply Sirona, Inc.			9,559	480,913

Eli Lilly & Co.			1,088	84,179

Gilead Sciences, Inc.			8,407	633,804

HCA Healthcare, Inc.			1,573	152,581

Incyte Corp.(NON)			617	51,415

Intuitive Surgical, Inc.(NON)			877	362,052

Jazz Pharmaceuticals PLC(NON)			3,552	536,316

Johnson & Johnson			6,496	832,462

McKesson Corp.			349	49,164

Merck & Co., Inc.			12,134	660,939

Mettler-Toledo International, Inc.(NON)			361	207,586

Nektar Therapeutics(NON)			1,088	115,611

Pfizer, Inc.(S)			15,052	534,195

UnitedHealth Group, Inc.			6,449	1,380,086

Vertex Pharmaceuticals, Inc.(NON)			3,589	584,935

				10,572,134
Semiconductor (0.4%)

Applied Materials, Inc.			10,220	568,334

				568,334
Software (4.1%)

Activision Blizzard, Inc.			12,391	835,897

Adobe Systems, Inc.(NON)			2,818	608,913

Everbridge, Inc.(NON)			7,202	263,593

Instructure, Inc.(NON)			5,854	246,746

Microsoft Corp.			32,832	2,996,577

Oracle Corp.			8,117	371,353

Tencent Holdings, Ltd. (China)			8,536	454,382

				5,777,461
Technology services (4.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			2,840	521,254

Alphabet, Inc. Class A(NON)			2,413	2,502,619

DXC Technology Co.			6,201	623,387

Facebook, Inc. Class A(NON)			9,308	1,487,325

Fidelity National Information Services, Inc.			3,223	310,375

GoDaddy, Inc. Class A(NON)			4,105	252,129

NCSOFT Corp. (South Korea)			1,769	697,045

salesforce.com, Inc.(NON)			2,523	293,425

Sogou, Inc. ADR (China)(NON)(S)			8,410	69,383

				6,756,942
Transportation (0.3%)

Norfolk Southern Corp.			3,518	477,674

				477,674
Utilities and power (2.0%)

Ameren Corp.			2,267	128,380

American Electric Power Co., Inc.			5,147	353,033

CMS Energy Corp.			1,984	90,469

Dominion Energy, Inc.			2,679	180,645

Duke Energy Corp.			1,263	97,845

Edison International			2,007	127,766

Eni SpA (Italy)			13,652	240,656

Exelon Corp.			7,972	310,988

FirstEnergy Corp.			2,461	83,699

Kinder Morgan, Inc.			19,648	295,899

NextEra Energy, Inc.			2,615	427,108

NRG Energy, Inc.			6,563	200,368

PG&E Corp.			2,420	106,311

Southern Co. (The)			1,378	61,541

Xcel Energy, Inc.(S)			3,028	137,713

				2,842,421

Total common stocks (cost $73,785,878)				$85,339,015

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.2%)

Government National Mortgage Association Pass-Through Certificates
3.50%, with due dates from 11/20/47 to 11/20/47			$695,335	$702,079
3.00%, TBA, 4/1/48			1,000,000	983,906

				1,685,985
U.S. Government Agency Mortgage Obligations (10.2%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38			187,861	205,382
5.00%, 8/1/33			75,708	81,478
4.50%, TBA, 4/1/48			4,000,000	4,188,125
4.00%, 8/1/47			960,330	985,838
4.00%, TBA, 4/1/48			1,000,000	1,026,094
3.50%, with due dates from 1/1/47 to 1/1/57			2,902,379	2,911,561
3.50%, TBA, 5/1/48			1,000,000	1,000,586
3.50%, TBA, 4/1/48			3,000,000	3,006,328
3.00%, 6/1/46			870,706	853,360

				14,258,752

Total U.S. government and agency mortgage obligations (cost $15,982,100)				$15,944,737

U.S. TREASURY OBLIGATIONS (12.6%)(a)
			Principal amount	Value

U.S. Treasury Bonds
3.00%, 2/15/47			$660,000	$663,506
2.75%, 8/15/42(SEG)			1,780,000	1,719,925

U.S. Treasury Notes
2.125%, 12/31/22			2,500,000	2,451,953
2.00%, 2/15/22			1,790,000	1,758,081
2.00%, 11/30/20			2,920,000	2,891,998
1.875%, 11/30/21			1,780,000	1,743,340
1.125%, 3/31/20			2,710,000	2,648,178
1.125%, 12/31/19			950,000	931,761
1.00%, 8/31/19			1,500,000	1,474,541
0.875%, 6/15/19			1,330,000	1,309,407

Total U.S. treasury obligations (cost $17,993,658)				$17,592,690

CORPORATE BONDS AND NOTES (14.2%)(a)
			Principal amount	Value

Basic materials (0.9%)

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			$71,000	$74,091

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26			165,000	167,430

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			90,000	91,073

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			135,000	184,226

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			5,000	5,525

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			81,000	82,887

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			54,000	52,946

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			10,000	14,483

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			115,000	109,991

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47			15,000	14,491

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			150,000	144,854

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			140,000	188,589

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			10,000	13,290

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			82,000	108,307

				1,252,183
Capital goods (0.4%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			115,000	116,586

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			10,000	9,886

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			104,000	131,320

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			15,000	15,915

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26			30,000	37,668

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			193,000	190,227

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40			15,000	17,651

				519,253
Communication services (1.3%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			20,000	19,877

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)			65,000	61,501

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)			75,000	70,177

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			12,000	11,655

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27			180,000	181,959

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23			30,000	30,129

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			101,000	110,866

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			38,000	38,832

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47			74,000	71,576

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			25,000	31,522

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49			76,000	71,271

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			27,000	34,275

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			135,000	129,977

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27			95,000	90,632

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)			75,000	72,133

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)			85,000	80,990

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			10,000	10,546

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)			25,000	25,194

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			105,000	108,672

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			10,000	13,587

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)			10,000	13,641

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			35,000	35,894

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			200,000	203,500

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)			150,000	152,615

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			40,000	38,542

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			60,000	60,775

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			80,000	78,400

				1,848,738
Consumer cyclicals (1.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			25,000	36,251

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			135,000	159,319

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)			80,000	77,254

Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47			115,000	115,093

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27			95,000	91,660

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25			30,000	30,534

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			92,000	95,467

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			64,000	58,003

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			76,000	73,555

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26			24,000	23,678

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			60,000	59,434

Ecolab, Inc. 144A sr. unsec. unsub. bonds 3.25%, 12/1/27			175,000	168,730

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			100,000	98,919

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			35,000	33,966

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			47,000	47,066

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24			20,000	19,400

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			135,000	133,481

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			48,000	51,610

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			22,000	23,210

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			30,000	29,657

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			145,000	145,725

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			37,000	35,613

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27			90,000	86,369

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28			60,000	57,115

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22			65,000	66,373

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			45,000	44,010

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			55,000	53,316

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			50,000	50,892

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			52,000	54,598

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			125,000	117,656

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			130,000	126,190

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			60,000	59,598

				2,323,742
Consumer staples (1.1%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			221,000	238,351

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			25,000	24,851

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			200,000	190,000

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			139,296	165,088

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			13,209	13,315

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			74,000	88,120

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			150,000	195,501

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			85,000	96,565

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			120,000	110,038

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			55,000	67,899

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			5,000	5,927

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			120,000	118,950

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			105,000	103,952

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			80,000	75,592

				1,494,149
Energy (1.3%)

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			70,000	67,736

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			50,000	49,110

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			51,000	58,586

Cenovus Energy, Inc. sr. unsec. notes 4.25%, 4/15/27 (Canada)			80,000	77,980

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			65,000	64,513

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27			135,000	132,002

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			257,000	244,471

Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24			30,000	34,133

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			50,000	53,724

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			35,000	36,749

EOG Resources, Inc. sr. unsec. unsub. notes 5.625%, 6/1/19			30,000	30,888

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27			110,000	105,232

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			55,000	65,960

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			25,000	30,514

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			39,000	37,811

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28			92,000	88,870

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28			30,000	29,564

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			135,000	140,253

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			70,000	82,059

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			65,000	61,994

Tosco Corp. company guaranty sr. unsec. notes 8.125%, 2/15/30			72,000	99,061

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			135,000	133,313

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			21,000	20,970

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			107,000	108,091

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			25,000	24,887

				1,878,471
Financials (4.6%)

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27			25,000	23,836

Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23			115,000	110,186

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			75,000	77,273

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			114,000	151,620

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			200,000	190,131

Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20			35,000	38,206

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			32,000	33,600

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			150,000	179,859

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)			40,000	37,895

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			80,000	94,307

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			73,000	76,183

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			10,000	10,328

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			200,000	208,792

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			89,000	96,958

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			80,000	79,269

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			27,000	28,884

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			73,000	76,558

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			54,000	55,286

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			245,000	248,955

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27			70,000	70,829

Citigroup, Inc. unsec. sub. bonds 4.125%, 7/25/28			40,000	39,529

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			40,000	39,800

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			150,000	164,027

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			280,000	280,658

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			122,000	126,324

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			35,000	36,217

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			29,000	28,565

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			240,000	236,980

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40			238,000	307,576

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)			61,000	58,528

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			30,000	30,312

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			200,000	216,287

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity			26,000	27,300

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			120,000	123,240

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48			355,000	341,680

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			60,000	64,501

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			26,000	32,175

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			155,000	243,590

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			400,000	502,000

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			30,000	31,161

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			35,000	34,017

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			56,000	69,927

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			35,000	36,706

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			137,000	138,541

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			35,000	46,553

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			45,000	46,403

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			265,000	274,610

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			40,000	53,374

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			68,000	65,170

UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)			360,000	367,668

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			90,000	91,162

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			65,000	68,331

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			110,000	117,068

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			135,000	138,384

				6,367,319
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)			500,000	608,092

				608,092
Health care (0.7%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			10,000	9,855

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			5,000	4,957

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51			83,000	85,678

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26			42,000	38,348

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42			30,000	30,394

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			129,000	130,376

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			111,000	107,168

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48			39,000	41,020

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38			116,000	117,570

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			55,000	55,715

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			30,000	28,988

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			10,000	10,100

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			20,000	19,250

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			70,000	71,447

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			30,000	28,950

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			100,000	93,280

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			70,000	66,828

				939,924
Technology (0.7%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26			55,000	49,977

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			65,000	68,588

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			158,000	153,668

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			28,000	35,565

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			129,000	136,743

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			95,000	88,405

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27			92,000	89,734

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			113,000	105,656

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27			60,000	56,798

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			125,000	124,725

				909,859
Transportation (0.1%)

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			56,000	53,365

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22			66,942	71,395

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			17,146	17,059

				141,819
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			60,000	61,050

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35			55,000	64,911

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33			15,000	17,910

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			35,000	36,036

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			75,000	98,296

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			45,000	42,975

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			55,000	55,021

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48			60,000	58,479

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27			4,000	3,928

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47			6,000	6,311

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			145,000	166,409

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			30,000	38,363

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24			35,000	34,268

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			16,000	16,167

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			40,000	40,015

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23			70,000	68,120

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			10,000	12,889

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77			90,000	86,175

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22			55,000	63,512

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			60,000	62,120

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			135,000	143,171

WEC Energy Group jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 2.11%), 3.951%, 5/15/67			300,000	292,500

				1,468,626

Total corporate bonds and notes (cost $19,311,092)				$19,752,175

MORTGAGE-BACKED SECURITIES (0.8%)(a)
			Principal amount	Value

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.572%, 10/25/27 (Bermuda)			$85,698	$86,126

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)			124,000	123,537
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			93,000	94,006

COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.464%, 12/10/47(WAC)			45,000	43,899
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)			100,000	104,189

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.222%, 1/25/29			13,351	13,408

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)			14,822	1

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.646%, 6/10/47(WAC)			159,000	157,803

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			4,689	4,693

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.421%, 3/15/45(WAC)			217,000	204,972

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			223,251	16,744

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)			14,000	14,071
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)			101,000	102,906

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.686%, 3/15/44(WAC)			82,000	79,263

Total mortgage-backed securities (cost $1,174,899)				$1,045,618

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34			$30,000	$43,363

North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49			55,000	80,935

OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40			40,000	47,007

Total municipal bonds and notes (cost $125,179)				$171,305

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, zero % cv. pfd. (acquired 6/23/15, cost $117) (Private)(F)(RES)(NON)			41	$88

Oportun Financial Corp. Ser. B-1, zero % cv. pfd. (acquired 6/23/15, cost $2,211) (Private)(F)(RES)(NON)			702	1,664

Oportun Financial Corp. Ser. C-1, zero % cv. pfd. (acquired 6/23/15, cost $5,197) (Private)(F)(RES)(NON)			1,021	3,910

Oportun Financial Corp. Ser. D-1, zero % cv. pfd. (acquired 6/23/15, cost $7,538) (Private)(F)(RES)(NON)			1,481	5,671

Oportun Financial Corp. Ser. E-1, zero % cv. pfd. (acquired 6/23/15, cost $4,227) (Private)(F)(RES)(NON)			770	3,180

Oportun Financial Corp. Ser. F, zero % cv. pfd. (acquired 6/23/15, cost $12,764) (Private)(F)(RES)(NON)			1,662	9,603

Oportun Financial Corp. Ser. F-1, zero % cv. pfd. (acquired 6/23/15, cost $35,793) (Private)(F)(RES)(NON)			12,559	26,928

Oportun Financial Corp. Ser. G, zero % cv. pfd. (acquired 6/23/15, cost $45,261) (Private)(F)(RES)(NON)			15,881	34,051

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $72,763) (Private)(F)(RES)(NON)			25,555	54,739

Total convertible preferred stocks (cost $185,871)				$139,834

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Credit Suisse International
General Electric Co. (Call)	Jun-18/22.00	$734,053	$54,455	$1,090
UBS AG
General Electric Co. (Call)	Jun-18/21.00	775,868	57,557	1,470

Total purchased options outstanding (cost $35,720)				$2,560

SHORT-TERM INVESTMENTS (9.1%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.82%(AFF)			11,028,373	$11,028,373

Putnam Cash Collateral Pool, LLC 1.89%(AFF)			1,610,650	1,610,650

Total short-term investments (cost $12,639,023)				$12,639,023

TOTAL INVESTMENTS

Total investments (cost $141,233,420)				$152,626,957

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $6,433,262) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	4/18/18	$469,509	$465,511	$(3,998)
Barclays Bank PLC
	British Pound	Buy	6/20/18	329,072	333,839	(4,767)
	Canadian Dollar	Sell	4/18/18	428,822	442,236	13,414
Citibank, N.A.
	British Pound	Sell	6/20/18	779,751	763,791	(15,960)
	Euro	Sell	6/20/18	893,186	887,780	(5,406)
	Japanese Yen	Buy	5/16/18	271,149	272,238	(1,089)
	Japanese Yen	Sell	5/16/18	271,149	271,353	204
Goldman Sachs International
	British Pound	Sell	6/20/18	454,339	445,106	(9,233)
	Japanese Yen	Buy	5/16/18	433,016	433,363	(347)
	Japanese Yen	Sell	5/16/18	433,016	422,256	(10,760)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/18/18	93,094	97,678	4,584
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/18/18	445,517	459,444	13,927
	Israeli Shekel	Sell	4/18/18	626,930	651,410	24,480
UBS AG
	Australian Dollar	Sell	4/18/18	234,636	239,006	4,370
	Euro	Sell	6/20/18	233,382	231,997	(1,385)
WestPac Banking Corp.
	Canadian Dollar	Sell	4/18/18	15,762	16,254	492

Unrealized appreciation						61,471

Unrealized (depreciation)						(52,945)

Total						$8,526
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	9	$1,188,392	$1,189,350	Jun-18	$(56,397)

Unrealized appreciation					—

Unrealized (depreciation)					(56,397)

Total					$(56,397)

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $15,106) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Credit Suisse International
General Electric Co. (Call)	Jun-18/$24.00	$734,053	$54,455	$556

UBS AG
General Electric Co. (Call)	Jun-18/22.00	775,868	57,557	1,152

Total				$1,708

TBA SALE COMMITMENTS OUTSTANDING at 3/31/18 (proceeds receivable $4,932,422) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 3.50%, 4/1/48	$3,000,000	4/12/2018	$3,006,328
Federal National Mortgage Association, 3.00%, 4/1/48	2,000,000	4/12/2018	1,950,781

Total			$4,957,109

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $139,274,992.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $171,711, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,262,000	$7,053,140	$6,704,490	$6,318	$1,610,650
	Putnam Short Term Investment Fund**	13,748,601	7,027,697	9,747,925	50,378	11,028,373

	Total Short-term investments	$15,010,601	$14,080,837	$16,452,415	$56,696	$12,639,023
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,610,650, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,590,833.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $70,784.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $9,176,114 to cover certain derivative contracts, and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, for hedging treasury term structure risk, for yield curve positioning and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $46,589 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,534,606	$213,868	$—
Capital goods	7,731,261	437,581	—
Communication services	3,245,453	—	—
Conglomerates	852,698	—	—
Consumer cyclicals	9,683,621	163,554	—
Consumer staples	7,145,843	82,372	—
Energy	4,265,523	686,726	—
Financials	13,102,503	925,226	31,877
Health care	10,572,134	—	—
Technology	19,192,647	1,151,427	—
Transportation	477,674	—	—
Utilities and power	2,601,765	240,656	—
Total common stocks	81,405,728	3,901,410	31,877
Convertible preferred stocks	—	—	139,834
Corporate bonds and notes	—	19,752,175	—
Mortgage-backed securities	—	1,045,618	—
Municipal bonds and notes	—	171,305	—
Purchased options outstanding	—	2,560	—
U.S. government and agency mortgage obligations	—	15,944,737	—
U.S. treasury obligations	—	17,592,690	—
Short-term investments	11,028,373	1,610,650	—

Totals by level	$92,434,101	$60,021,145	$171,711

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$8,526	$—
Futures contracts	(56,397)	—	—
Written options outstanding	—	(1,708)	—
TBA sale commitments	—	(4,957,109)	—

Totals by level	$(56,397)	$(4,950,291)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	61,471	52,945
Equity contracts	2,560	58,105

Total	$64,031	$111,050

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$30,000
Written equity option contracts (contract amount)		$30,000
Futures contracts (number of contracts)		2
Forward currency contracts (contract amount)		$2,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018